Related party transactions (Details Textual) - USD ($) shares in Thousands, $ in Thousands				1 Months Ended			12 Months Ended
		Jan. 03, 2017	Jun. 03, 2016	Mar. 23, 2018	May 22, 2017	Aug. 31, 2014	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 01, 2017	Jan. 02, 2017
Related Party Transaction [Line Items]
Indemnification Under the Omnibus Agreement							$ 900	$ 700
Partners' Capital Account, Units, Unit-based Compensation			10,650		9,805		11,050
Distribution Made to Limited Partner, Cash Distributions Paid							$ 72,497	57,037	$ 43,877
Partners' Capital Account, Unit-based Compensation							200	189	189
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			21,500	14,584
Repayment of Indemnifications Received From Hoegh Lng							2,353	$ 1,534	0
Hoegh Grace entities [Member]
Related Party Transaction [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired								49.00%		49.00%	51.00%
Director [Member]
Related Party Transaction [Line Items]
Partners' Capital Account, Unit-based Compensation	[1]						$ 200	$ 189
Revolving Credit Facility [Member]
Related Party Transaction [Line Items]
Debt Instrument, Description of Variable Rate Basis						LIBOR plus a margin of 4.0%
Debt, Weighted Average Interest Rate							6.30%	5.30%
Line of Credit Facility, Maximum Borrowing Capacity						$ 85,000	$ 85,000
Line of Credit Facility, Expiration Date						Jan. 01, 2020
Omnibus Agreement [Member]
Related Party Transaction [Line Items]
Environmental Indemnifications							$ 5,000
Environmental Indemnifications, Description							No claim may be made unless the aggregate dollar amount of all claims exceeds $0.5 million, in which case Höegh LNG is liable for claims only to the extent such aggregate amount exceeds $0.5 million.
Hoegh LNG and Subsidiaries [Member]
Related Party Transaction [Line Items]
Distribution Made to Limited Partner, Cash Distributions Paid							$ 28,200	$ 27,000	25,700
Repayment of Indemnifications Received From Hoegh Lng	[2]						0	(2,496)	0
LP Long Term Incentive Plan [Member] | Director [Member]
Related Party Transaction [Line Items]
Partners' Capital Account, Unit-based Compensation			$ 189		$ 189		200
Hoegh LNG [Member]
Related Party Transaction [Line Items]
Indemnification Under Omnibus Agreement Amount Paid							900	1,600	$ 2,400
Indemnification Under Technical Issues							500	$ 500
Percentage Of Ownership Interest In Acquisition		51.00%						49.00%
Hoegh LNG [Member] | Revolving Credit Facility [Member]
Related Party Transaction [Line Items]
Debt Related Commitment Fee Percentage						1.40%
Hoegh Gallant [Member]
Related Party Transaction [Line Items]
Indemnification Under Technical Issues							500	$ 500
HOEGH LNG PartnerShip [Member]
Related Party Transaction [Line Items]
Repayment of Indemnifications Received From Hoegh Lng							$ 2,400
Repayment of Indemnification Received from Hoegh Lng Revenue								2,500
Repayment of Indemnification Received from Hoegh Lng								$ 1,500

[1]	Board of Directors’ fees: As of December 31, 2018, a total of 11,050 common units were issued and the value at the issuance date amounted to $200. Effective May 22, 2017 and June 3, 2016, a total of 9,805 and 10,650 common units, respectively, of the Partnership were awarded to non-employee directors as compensation of $189 and $189, respectively, for part of directors’ fees under the Höegh LNG Partners LP Long Term Incentive Plan. The awards were recorded as administrative expense and as an issuance of common units. Common units are recorded when issued.
[2]	Time charter revenues indemnified by/ refunded to Höegh LNG: As described under “Indemnifications” below, the Partnership refunded to Höegh LNG certain previous indemnification payments in 2017.